Share-Based Compensation - Schedule of Unvested Share Activity (Details) - $ / shares	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Weighted Average Grant Date Fair Value
Granted (in dollars per share)	$ 22.71	$ 8.25
Ordinary Shares
Number of Shares
Unvested and Outstanding, beginning balance (in shares)	13,757
Granted (in shares)	0
Vested (in shares)	(13,757)
Forfeited (in shares)	0
Unvested and Outstanding, ending balance (in shares)	0
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, beginning balance (in dollars per share)	$ 2.36
Granted (in dollars per share)	0
Vested (in dollars per share)	2.36
Forfeited (in dollars per share)	0
Weighted Average Grant Date Fair Value, ending balance (in dollars per share)	$ 0